Components of Income Tax Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 36,766	$ 11,257	$ 12,837
Deferred	(5,840)	1,570	(59,572)
Total income tax expense (benefit)	$ 30,926	$ 12,827	$ (46,735)